LONG-TERM DEBT - Debt discounts & Deferred Financing Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019
Debt discounts
Total	$ 615	$ 615	$ 477	$ 477	$ 950
Deferred Financing Costs
Total	$ 2,377	$ 2,377	$ 1,898	$ 1,898	3,653
Amended 1st Facility
Debt Instrument [Line Items]
Discount rate (in percent)	1.00%
Debt discounts
Debt discount	$ 1,154				1,153
Less: Accumulated amortization	(1,091)				(995)
Total	63				158
Deferred Financing Costs
Deferred financing costs	4,540				4,540
Less: Accumulated amortization	(4,403)				(4,047)
Total	$ 137				493
2nd Facility
Debt Instrument [Line Items]
Discount rate (in percent)	1.00%
Debt discounts
Debt discount	$ 862				862
Less: Accumulated amortization	(629)				(509)
Total	233				353
Deferred Financing Costs
Deferred financing costs	3,845				3,829
Less: Accumulated amortization	(2,770)				(2,242)
Total	$ 1,075				1,587
3rd Facility
Debt Instrument [Line Items]
Discount rate (in percent)	1.00%
Debt discounts
Debt discount	$ 735				735
Less: Accumulated amortization	(416)				(296)
Total	319				439
Deferred Financing Costs
Deferred financing costs	2,622				2,613
Less: Accumulated amortization	(1,457)				(1,040)
Total	$ 1,165				$ 1,573